Investment Objectives and Goals	Jun. 08, 2026
CoinShares Bitcoin Volatility ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
CoinShares Bitcoin Volatility Leveraged ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the daily change of the Bitcoin Volatility Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

CoinShares Bitcoin Volatility Inverse ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-0.5x) daily performance of the Bitcoin Volatility Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.